Selected cash flow information (Tables)	12 Months Ended
Apr. 03, 2022
Cash Flow Information [Abstract]
Schedule of Changes in Non-Cash Operating Items
Changes in non-cash operating items

	Year ended
	April 3, 2022	March 28, 2021	March 29, 2020
	$	$	$
Trade receivables	(8.7)	(10.4)	(10.6)
Inventories	(60.7)	67.0	(141.8)
Other current assets	(3.4)	5.8	1.2
Accounts payable and accrued liabilities	(8.5)	28.2	3.6
Provisions	3.7	8.2	14.5
Other	(5.2)	5.7	2.5
Change in non-cash operating items	(82.8)	104.5	(130.6)